Related Party Transactions (Summary of Due to Related Parties) (Details) (Zhou You [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Zhou You [Member]
Schedule of Ending Balance with Related Parties [Line Items]
Due to related parties	$ 331	$ 332